Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 7	$ 34,903		$ (15,294)	$ 19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)		1,638			1,638
Net loss				(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7	36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation (see note 9)		1,664			1,664
Issuance of shares upon RSU vesting (see note 9)			[1]
Issuance of shares upon RSU vesting, shares	28
Issuance of shares and warrants(see note 9)	$ 3	13,799			13,802
Issuance of shares and warrants, shares	3,294
Net loss				(9,445)	(9,445)
Balance at Dec. 31, 2023	$ 10	$ 52,004		$ (34,207)	$ 17,807
Balance, shares at Dec. 31, 2023	10,444

[1]	Represents an amount less than $1 thousand.